SIGNIFICANT ESTIMATES AND CONCENTRATIONS - Additional Information (Detail)	Sep. 30, 2013	Sep. 30, 2012
Regulated Operations [Abstract]
Percentage of portfolio that was made up of loans that are in excess of supervisory loan-to-value limits	5.00%	14.00%